Contents of Significant Accounts - Deferred Government Grants (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Miscellaneous liabilities [abstract]
Beginning balance		$ 14,595,546	$ 9,297,371
Arising during the period	$ 232,923	7,129,770	6,755,920	$ 9,566,327
Other operating income	$ (126,943)	(3,885,722)	(1,469,616)	(118,757)
Exchange effect		(358,690)	11,871
Ending balance		17,480,904	14,595,546	9,297,371
Current					$ 3,832,124	$ 2,821,467
Noncurrent					13,648,780	11,774,079
Total		$ 14,595,546	$ 9,297,371	$ 9,297,371	$ 17,480,904	$ 14,595,546